Summary of significant accounting policies (Details 4)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total revenues	$ 60,045,146	¥ 422,045,319	¥ 541,487,420	¥ 580,016,414
Mainland PRC [Member]
Total revenues	40,504,749	284,699,784	414,763,523	540,294,309
HONG KONG
Total revenues	19,540,397	137,345,535	126,723,897	29,612,277
International [Member]
Total revenues				¥ 10,109,828